Nature of Operations and Basis of Presentation (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Nucor-Yamato Steel Company [Member]
Percentage of equity interest			51.00%
Reclassification of marketing, administrative and other expenses to cost of products sold	$ 67.2	$ 59.9